SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value of notes payable	$ 3,000,000
Uncertain tax position liabilities	0
Accruals for interest or penalties related to income tax matters	0	0
Vendors [Member]
Letter of credit issued	250,000	250,000
Landlord [Member]
Letter of credit issued	$ 157,463